INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Asset Deferred Tax:
December 31, 2020	$ 2,078,340
Effect on Income Statement	(4,936)
Effect on OCI	491,619
Foreign Exchange	122,466
Adjustments for consolidation purposes	437
December 31, 2021	2,687,926
Liability Deferred Tax:
December 31, 2020	(2,459,139)
Effect on Income Statement	(525,990)
Effect on OCI	56,492
Effect on Equity	(14,890)
Foreign Exchange	(18,342)
Adjustments for consolidation purposes	3,732
December 31, 2021	(2,958,137)
Net Deferred Tax
December 31, 2020	(380,799)
Effect on Income Statement	(530,926)
Effect on OCI	548,111
Effect on Equity	(14,890)
Foreign Exchange	104,124
Adjustments for consolidation purposes	4,169
December 31, 2021	(270,211)
Deferred Tax Assets, Property and equipment
Asset Deferred Tax:
December 31, 2020	4,041
Effect on Income Statement	(1,413)
Foreign Exchange	530
December 31, 2021	3,158
Deferred Tax Assets, Employee Benefits
Asset Deferred Tax:
December 31, 2020	231,470
Effect on Income Statement	49,867
Effect on OCI	(1,798)
Foreign Exchange	3,744
December 31, 2021	283,283
Deferred Tax Assets, Deterioration assessment
Asset Deferred Tax:
December 31, 2020	860,229
Effect on Income Statement	(338,036)
Foreign Exchange	91,976
Adjustments for consolidation purposes	437
December 31, 2021	614,606
Deferred Tax Assets, Financial instruments evaluation
Asset Deferred Tax:
December 31, 2020	4,939
Effect on Income Statement	373
Effect on OCI	71
December 31, 2021	5,383
Deferred Tax Assets, Tax credits settlement
Asset Deferred Tax:
December 31, 2020	73,051
Effect on Income Statement	(43,387)
December 31, 2021	29,664
Deferred Tax Assets, Financial obligations
Asset Deferred Tax:
December 31, 2020	45,601
Effect on Income Statement	194,501
December 31, 2021	240,102
Deferred Tax Assets, Net investment coverage in operations abroad
Asset Deferred Tax:
December 31, 2020	346,956
Effect on Income Statement	167,456
Effect on OCI	493,346
Foreign Exchange	2,186
December 31, 2021	1,009,944
Deferred Tax Assets, Other deductions
Asset Deferred Tax:
December 31, 2020	111,930
Effect on Income Statement	(20,769)
Foreign Exchange	621
December 31, 2021	91,782
Deferred Tax Assets, Implementation adjustment
Asset Deferred Tax:
December 31, 2020	400,123
Effect on Income Statement	(13,528)
Foreign Exchange	23,409
December 31, 2021	410,004
Deferred Tax Liabilities, Property and equipment
Liability Deferred Tax:
December 31, 2020	(288,662)
Effect on Income Statement	(25,687)
Effect on OCI	(142)
Foreign Exchange	(3,099)
December 31, 2021	(317,590)
Deferred Tax Liabilities, Employee Benefits
Liability Deferred Tax:
December 31, 2020	(7)
Effect on OCI	7
Deferred Tax Liabilities, Deterioration assessment
Liability Deferred Tax:
December 31, 2020	(14,875)
Effect on Income Statement	2,032
Foreign Exchange	(4,082)
Adjustments for consolidation purposes	2,274
December 31, 2021	(14,651)
Deferred Tax Liabilities, Financial instruments evaluation
Liability Deferred Tax:
December 31, 2020	(231,491)
Effect on Income Statement	148,753
Effect on OCI	57,609
Effect on Equity	(15,395)
Foreign Exchange	(238)
Adjustments for consolidation purposes	1,458
December 31, 2021	(39,304)
Deferred Tax Liabilities, Derivatives evaluation
Liability Deferred Tax:
December 31, 2020	(113,968)
Effect on Income Statement	(40,495)
December 31, 2021	(154,463)
Deferred Tax Liabilities, Lease restatement
Liability Deferred Tax:
December 31, 2020	(237,852)
Effect on Income Statement	(13,010)
December 31, 2021	(250,862)
Deferred Tax Liabilities, Investments in associates Adjustment for equity method
Liability Deferred Tax:
December 31, 2020	(784)
Effect on Income Statement	(176,089)
Effect on OCI	(982)
Effect on Equity	5,119
December 31, 2021	(172,736)
Deferred Tax Liabilities, Goodwill
Liability Deferred Tax:
December 31, 2020	(1,184,058)
Effect on Income Statement	(383,107)
Foreign Exchange	(2,830)
December 31, 2021	(1,569,995)
Deferred Tax Liabilities, Properties received in payment
Liability Deferred Tax:
December 31, 2020	(138,210)
Effect on Income Statement	(24,448)
Foreign Exchange	(2,896)
December 31, 2021	(165,554)
Deferred Tax Liabilities, Other deductions
Liability Deferred Tax:
December 31, 2020	(240,827)
Effect on Income Statement	(13,942)
Effect on Equity	(4,614)
Foreign Exchange	(3,858)
December 31, 2021	(263,241)
Deferred Tax Liabilities, Implementation adjustment
Liability Deferred Tax:
December 31, 2020	(8,405)
Effect on Income Statement	3
Foreign Exchange	(1,339)
December 31, 2021	$ (9,741)